DISPOSITIONS (Details) shares in Millions, $ in Millions			1 Months Ended	3 Months Ended			6 Months Ended
	Mar. 01, 2021 USD ($) shares	Jan. 14, 2021 USD ($) shares	May 31, 2021 USD ($) transaction shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Disclosure of operating segments [line items]
Gain (loss) on acquisitions/dispositions, net				$ 0	$ 16		$ 0	$ 1,823
Gain (loss) on acquisitions / dispositions, net recorded in equity				19	163		19	414
Number of block trade transactions (in transactions) | transaction			2
Operating segments
Disclosure of operating segments [line items]
Gain (loss) on acquisitions / dispositions, net recorded in equity				$ 19	$ 163		$ 19	$ 414
Public securities
Disclosure of operating segments [line items]
Gain (loss) on acquisitions/dispositions, net						$ 41
GrafTech International Ltd.
Disclosure of operating segments [line items]
Gain (loss) on acquisitions/dispositions, net	$ 1,764	$ 82	$ 5
Proportion of voting rights held in subsidiary	37.00%	48.00%
Proportion of ownership interest in subsidiary	13.00%		8.00%
Brookfield Business Partners L.P. and Institutional Investors | GrafTech International Ltd.
Disclosure of operating segments [line items]
Gain (loss) on acquisitions/dispositions, net	$ 609	$ 239				$ 169
Number of shares in entity disposed (in shares) | shares	30.0	20.0	11.3
Proceeds from sale of subsidiary	$ 350	$ 214	$ 150